INVENTORY	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
INVENTORY

NOTE 2 – INVENTORY

Inventory consisted of the following:

	September 30, 2020	December 31, 2019
CBD Energy Water	$174,798	$107,719
Hemp Energy Drink	408,135	393,021
Storm CBD Water	25,141	41,760
Merchandise and Apparel	12,481	26,304
Unfilled Cans	-	86,459
Miscellaneous Beverages	45,253	-
Other Inventory	25,904	31,659
Point of Sale Inventory	19,229	-
Total Inventory	$710,941	$686,922

NOTE 2 – INVENTORY

Inventory consisted of the following at December 31:

	2019	2018
CBD Energy Water	$107,719	$2,359
Hemp Energy Drink	393,021	63,974
Storm CBD Water	41,760	-
Merchandise and Apparel	26,304	1,184
Unfilled Cans	86,459	-
Other Inventory	31,659	-
Total Inventory	$686,922	$67,517